Material Accounting Policies Information (Details)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Line Items]
Number of common stock votes	20
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	30 days
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	90 days
United States of America Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	1
Average rate	1
Malaysia, Ringgits
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	4.0775
Average rate	3.98479